TOUCHSTONE FUNDS GROUP TRUST | Touchstone Mid Cap Value Fund
Touchstone Mid Cap Value Fund
September 4, 2018

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Mid Cap Value Fund (the “Fund”)

Supplement to the Prospectus dated January 30, 2018

Notice of Reduction in Advisory Fee and Expense Limitations

Effective June 1, 2018, the Fund's management fee and contractual expense limits were reduced to the amounts detailed in the chart below. Additionally, effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of the Fund was reduced.

Accordingly, similar disclosure in the sections entitled “The Fund’s Fees and Expenses” and the expense “Example”, reflected in the summary section of Fund’s prospectus are replaced with the following:

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.75%	0.75%	0.75%	0.75%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.43%	0.54%	0.31%	0.22%
Total Annual Fund Operating Expenses(2)	1.43%	2.29%	1.06%	0.97%
Fee Waiver and/or Expense Reimbursement(3)	(0.21)%	(0.32)%	(0.09)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)(4)	1.22%	1.97%	0.97%	0.84%

_______________________________________________________
(1)Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2018.
(2)Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the management fees. These fees will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended September 30, 2017.
(3)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.97%, 0.97%, and 0.84% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived and (2) the Fund's current expense limitation.
(4)Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will differ from the ratio of net expenses to average net assets that is shown the annual report for the fiscal year ended September 30, 2017 due to a contractual change in the Fund's expense limitation agreement that took effect June 1, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$618	$300	$99	$86	$200
3 Years	$910	$685	$328	$296	$685
5 Years	$1,224	$1,196	$576	$524	$1,196
10 Years	$2,110	$2,601	$1,286	$1,178	$2,601

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 89 and 100, respectively, and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE FUNDS GROUP TRUST - Touchstone Mid Cap Value Fund - USD ($)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none
Redemption Fee	$ (15)	$ (15)	$ (15)	$ (15)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE FUNDS GROUP TRUST - Touchstone Mid Cap Value Fund		Class A	Class C	Class Y	Institutional
Management Fees (as a percentage of Assets)	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.43%	0.54%	0.31%	0.22%
Expenses (as a percentage of Assets)	[2]	1.43%	2.29%	1.06%	0.97%
Fee Waiver or Reimbursement	[3]	(0.21%)	(0.32%)	(0.09%)	(0.13%)
Net Expenses (as a percentage of Assets)	[3],[4]	1.22%	1.97%	0.97%	0.84%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2018.
[2]	Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the management fees. These fees will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended September 30, 2017.
[3]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.97%, 0.97%, and 0.84% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2019, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived and (2) the Fund's current expense limitation.
[4]	Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will differ from the ratio of net expenses to average net assets that is shown the annual report for the fiscal year ended September 30, 2017 due to a contractual change in the Fund's expense limitation agreement that took effect June 1, 2018.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE FUNDS GROUP TRUST - Touchstone Mid Cap Value Fund - USD ($)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	618	300	99	86
Expense Example, with Redemption, 3 Years	910	685	328	296
Expense Example, with Redemption, 5 Years	1,224	1,196	576	524
Expense Example, with Redemption, 10 Years	2,110	2,601	1,286	1,178

Expense Example, No Redemption - USD ($)	TOUCHSTONE FUNDS GROUP TRUST Touchstone Mid Cap Value Fund Class C
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	685
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	2,601

Please retain this Supplement for future reference.